Non-Current Provisions - Schedule of Retirement Commitments (Detail)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
% social security contributions	50.00%	50.00%	50.00%
Salary increases	2.00%	2.00%	2.00%
Discount rate	1.57%	1.30%	1.31%